4. NOTES PAYABLE (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Notes Payable Details
Gold Exploration LLC (a) Dated - June 1, 2008	$ 52,699	$ 52,699	$ 52,699
Venture Capital International (b) Dated – March 30, 2009	12,000	12,000	12,000
Venture Capital International (c) Dated - May 7, 2009	17,000	17,000	17,000
Advantage Systems Enterprises Limited (d) Dated – July 3, 2009	17,000	17,000	17,000
Advantage Systems Enterprises Limited (e) Dated – August 7, 2009	10,000	10,000	10,000
Venture Capital International (f) Dated – October 15, 2009	10,000	10,000	10,000
Venture Capital International (g) Dated – October 27,2009	7,000	7,000	7,000
Advantage Systems Enterprises Limited (h) Dated – November 9, 2009	25,000	25,000	25,000
Venture Capital International (i) Dated – November 23, 2009	5,000	5,000	5,000
Strategic Relations Consulting, Inc. (j) Dated – March 31, 2010	15,000	15,000	15,000
Summit Technology Corporation, Inc. (k) Dated November 22, 2010	2,000	2,000	7,000
Gold Exploration LLC (l) Dated – July 29, 2010	97,000	97,000	97,000
Freedom Boat, LLC (m) Dated February 7, 2011	250,000	250,000	250,000
Asher Enterprises, Inc. – Convertible Note (n) Dated April 6, 2011			53,000
Dr. Linh Nguyen (o) Dated May 23, 2011	25,000	25,000	25,000
Charles Chapman (p) Dated December 27, 2011	50,000	50,000
Leroy Steury (q) Dated March 12, 2012	76,875	76,875
Total Notes payable	671,574	671,574	602,699
Less: current portion of long-term debt	671,574	(671,574)	(573,269)
Less: discount applicable to Freedom Boat, LLC Note		0	(29,430)
Long-term debt